ASSETS HELD FOR SALE (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets Held-for-sale, Not Part of Disposal Group, Current	$ 0	¥ 0	¥ 4,384
Property, Plant and Equipment [Member]
Assets Held-for-sale, Not Part of Disposal Group, Current		¥ 0	¥ 4,384